Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities	The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):
	March 31, 2019	December 31, 2018
Directors and officers of the Company	13	1

Total	13	1

Schedule of Key Management Compensation

Key management compensation was:

	March 31, 2019	March 31, 2018
Geological consulting fees – expensed	26	26
Geological consulting fees – capitalized	-	18
Management fees – expensed	188	178
Salaries - expensed	47	29
Share-based payments	-	170
Total	261	421